Share based payments (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Payments Tables
Schedule of award

A summary of the terms of the awards excluding the 1,840,000 New Awards is as follows:

Vesting dates	Percentage vesting	Redemption period
March 15, 2013	25%	From March 16, 2013 through March 15, 2018

March 15, 2014	25%	From March 16, 2014 through March 15, 2019

March 15, 2015	25%	From March 16, 2015 through March 15, 2020

March 15, 2016	25%	From March 16, 2016 through March 15, 2021

A summary of the terms of the 1,840,000 New Awards is as follows:

Vesting dates	Percentage vesting	Redemption period
November 6, 2014	25%	From November 7, 2014 through November 6, 2019

November 6, 2015	25%	From November 7, 2015 through November 6, 2020

November 6, 2016	25%	From November 7, 2016 through November 6, 2021

November 6, 2017	25%	From November 7, 2017 through November 6, 2022